Schedule V Valuation and Qualifying Accounts (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses, Real Estate [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 6,200,000	$ 5,800,000	$ 500,000
Valuation Allowances and Reserves, Charged to Cost and Expense	9,500,000	7,400,000	8,400,000
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	3,900,000	7,000,000	3,100,000
Valuation Allowances and Reserves, Balance, Ending Balance	11,800,000	6,200,000	5,800,000
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	3,900,000	3,500,000	7,900,000
Valuation Allowances and Reserves, Charged to Cost and Expense	0	0	0
Valuation Allowances and Reserves, Charged to Other Accounts	5,400,000	3,200,000	0
Valuation Allowances and Reserves, Deductions	700,000	2,800,000	4,400,000
Valuation Allowances and Reserves, Balance, Ending Balance	$ 8,600,000	$ 3,900,000	$ 3,500,000